Small Company Growth Portfolio
Small Company Growth Portfolio
Investment Objective
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Portfolio. They are not direct costs paid by Portfolio shareholders and are not used to calculate the Portfolio’s net asset value. They have no impact on the costs associated with portfolio operations.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Small Company Growth Portfolio Small Company Growth Portfolio
Management Fees	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses	0.37%
[1]	Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Small Company Growth Portfolio | Small Company Growth Portfolio | USD ($)	37	116	202	456

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances the Portfolio invests at least 80% of its assets primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Portfolio’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.
Principal Risks
An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the information technology and health care sectors subject the Portfolio to proportionately higher exposure to the risks of these sectors.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Annual Total Returns — Small Company Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.18% (quarter ended June 30, 2009), and the lowest return for a quarter was –25.40% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Small Company Growth Portfolio	1 Year	5 Years	10 Years
Small Company Growth Portfolio	14.94%	14.19%	8.54%
Russell 2500 Growth Index (reflects no deduction for fees or expenses)	9.73%	13.88%	8.24%